Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventories [abstract]
Inventories
7.	Inventories

During the six months ended 30 June 2018 and 2019, US$455,000 and US$642,000 respectively were recognized as an expense for inventories carried at net realizable values, in cost of revenue.

10	Inventories

	31/12/2017	31/12/2018
	US$’000	US$’000
Products available for sale	18,963	16,930
Products available for rent	547	526
Goods in transit	2,472	1,509
Total inventories at lower of cost and net realizable value	21,982	18,965

In 2018, US$353,000 (31/12/2017: (US$45,000); 31/12/2016: US$259,000) was recognized as an expense/(reversal) for inventories carried at net realizable value. This is recognized in cost of revenue.

In 2018, inventories of US$65,575,000 (31/12/2017: US$77,496,000; 31/12/2016: US$94,373,000) were recognized as an expense during the year and included in cost of revenue.